Inventories - Additional information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Net reversal of the write down of inventories for obsolete and slow moving stock	$ 30			$ 1,580	$ 165	$ 228
Cost of inventories recognized as an expense within cost of goods sold		$ 10,041	$ 6,569	28,204	34,897	$ 33,356
Inventory write off recognised as an expense				$ 715	$ 0